Provisions - Schedule of status and changes of the defined benefit obligations, Other Foreign Subsidiaries (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Benefits paid due to settlements	€ (20)	€ (2)	€ (179)
Other foreign subsidiaries | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period	8,485	7,578	8,018
Incorporation of Group companies, net	0	(20)	0
Current service cost	29	25	31
Interest cost	579	600	546
Pre-retirement cost	0	0	0
Effect of curtailment/settlement	(10)	(2)	(3)
Benefits paid	(1,113)	(730)	(653)
Contributions made by employees	4	3	5
Past service cost	2	1	8
Actuarial (gains)/losses	(191)	697	(876)
Demographic actuarial (gains)/losses	(1)	40	5
Financial actuarial (gains)/losses	(190)	657	(881)
Exchange differences and other items	(862)	335	681
Net defined benefit liability (asset) at end of period	€ 6,903	€ 8,485	€ 7,578